Selected Quarterly Data - Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 27, 2014		Jun. 28, 2014		Mar. 29, 2014		Dec. 31, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information [Line Items]
Net sales	$ 1,802.5		$ 1,758.4		$ 1,834.1		$ 1,644.0		$ 1,831.0		$ 1,713.3		$ 1,791.7		$ 1,663.7		$ 7,039.0		$ 6,999.7		$ 4,306.8
Gross profit	627.9		624.7		646.3		564.1		630.5		614.7		627.4		497.5		2,463.0		2,370.1		1,265.9
Operating income (loss)	176.0		267.4		226.4		182.1		241.3		230.0		204.9		66.4		851.9		742.6		(4.8)
Net income (loss) from continuing operations before noncontrolling interest	129.8		192.5		159.2		125.5		164.4		166.4		139.9		46.8		214.9		542.6		(104.6)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest																	607.0		517.5		(78.9)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	(9.0)		1.6		2.3		(1.3)		(3.9)		7.8		15.5		6.5		(6.4)		25.9		(25.7)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	0		(380.1)		0		(5.6)		(0.8)		0		0		0		(385.7)		(0.8)		0
Net income (loss) attributable to Pentair plc	120.8		(186.0)		161.5		118.6		158.2		172.8		154.1		51.7		214.9		536.8		(107.2)
Income (Loss) from Continuing Operations Attributable to Parent									$ 162.9		$ 165.0		$ 138.6		$ 45.2		$ 607.0		$ 511.7		$ (81.5)
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.71		$ 1.01		$ 0.82		$ 0.64		$ 0.82		$ 0.83		$ 0.69		$ 0.22		$ 3.19		$ 2.54		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ (0.05)		$ (1.99)		$ 0.02		$ (0.04)		$ (0.02)		$ 0.04		$ 0.07		$ 0.03		$ (2.06)		$ 0.13		$ (0.20)
Earnings (loss) per ordinary share attributable to Pentair plc
Basic	$ 0.66	[1]	$ (0.98)	[1]	$ 0.84	[1]	$ 0.60	[1]	$ 0.80	[1]	$ 0.87	[1]	$ 0.76	[1]	$ 0.25	[1]	$ 1.13	[1]	$ 2.67	[1]	$ (0.84)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.70		$ 1.00		$ 0.81		$ 0.63		$ 0.81		$ 0.81		$ 0.67		$ 0.22		$ 3.14		$ 2.50		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.05)		$ (1.95)		$ 0.01		$ (0.04)		$ (0.03)		$ 0.04		$ 0.08		$ 0.03		$ (2.03)		$ 0.12		$ (0.20)
Diluted	$ 0.65	[1]	$ (0.95)	[1]	$ 0.82	[1]	$ 0.59	[1]	$ 0.78	[1]	$ 0.85	[1]	$ 0.75	[1]	$ 0.25	[1]	$ 1.11	[1]	$ 2.62	[1]	$ (0.84)

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average ordinary shares outstanding during that period